UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22188
Van Kampen Retirement Strategy Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 94.9%
Affiliated Funds 12.8%
Van Kampen American Value Fund, Class I	17,890	$384,824
Van Kampen Capital Growth Fund, Class I	24,170	263,698
Van Kampen Core Equity Fund, Class I	25,045	176,065
Van Kampen Emerging Markets Fund, Class I	5,175	71,875
Van Kampen Growth and Income Fund, Class I	18,652	321,009
Van Kampen International Growth Fund, Class I	18,091	288,546
Van Kampen Mid Cap Growth Fund, Class I	4,590	104,936

		1,610,953

Unaffiliated Funds 82.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	32,542	3,468,001
Russell Emerging Markets Fund, Class Y	23,790	414,659
Russell International Developed Markets Fund, Class Y (a)	32,907	998,056
Russell Strategic Bond Fund, Class Y	334,558	3,469,365
Russell U.S. Core Equity Fund, Class Y	50,165	1,199,449
Russell U.S. Small & Mid Cap Fund, Class Y	48,378	818,563

		10,368,093

Total Long-Term Investments 94.9% (Cost $11,061,648)		11,979,046

Repurchase Agreements 7.2%
Banc of America Securities ($342,492 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $342,493)		342,492
JPMorgan Chase & Co. ($560,477 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $560,480)		560,477

1

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,031 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $2,031)	$2,031

Total Repurchase Agreements 7.2% (Cost $905,000)	905,000

Total Investments 102.1% (Cost $11,966,648)	12,884,046

Liabilities in Excess of Other Assets (2.1%)	(261,283)

Net Assets 100.0%	$12,622,763

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$1,610,953	$—	$—	$1,610,953
Unaffiliated Funds	10,368,093	—	—	10,368,093
Repurchase Agreements	—	905,000	—	905,000

Total Investments in an Asset Position	$11,979,046	$905,000	$—	$12,884,046

3

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 95.7%
Affiliated Funds 14.8%
Van Kampen American Value Fund, Class I	33,758	$726,131
Van Kampen Capital Growth Fund, Class I	45,466	496,038
Van Kampen Core Equity Fund, Class I	47,461	333,649
Van Kampen Emerging Markets Fund, Class I	9,772	135,733
Van Kampen Growth and Income Fund, Class I	34,403	592,069
Van Kampen International Growth Fund, Class I	33,391	532,583
Van Kampen Mid Cap Growth Fund, Class I	8,635	197,401

		3,013,604

Unaffiliated funds 80.9%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	46,654	4,971,917
Russell Emerging Markets Fund, Class Y	45,469	792,523
Russell International Developed Markets Fund, Class Y (a)	62,889	1,907,416
Russell Strategic Bond Fund, Class Y	479,565	4,973,089
Russell U.S. Core Equity Fund, Class Y	95,895	2,292,839
Russell U.S. Small & Mid Cap Fund, Class Y	92,483	1,564,810

		16,502,592

Total Long-Term Investments 95.7% (Cost $17,885,710)		19,516,198

Repurchase Agreements 6.1%
Banc of America Securities ($470,027 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $470,029)		470,027
JPMorgan Chase & Co. ($769,186 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $769,189)		769,186

1

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,787 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $2,787)	$2,787

Total Repurchase Agreements 6.1% (Cost $1,242,000)	1,242,000

Total Investments 101.8% (Cost $19,127,710)	20,758,198

Liabilities in Excess of Other Assets (1.8%)	(361,106)

Net Assets 100.0%	$20,397,092

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

		Level 2	Level 3
		Other Significant	Significant
Investments	Level 1 Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets
Investment Companies
Affiliated Investments	$3,013,604	$—	$—	$3,013,604
Unaffiliated Investments	16,502,592	—	—	16,502,592
Repurchase Agreements	—	1,242,000	—	1,242,000

Total Assets	$19,516,198	$1,242,000	$—	$20,758,198

3

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 92.8%
Affiliated Funds 17.8%
Van Kampen American Value Fund, Class I	38,515	$828,464
Van Kampen Capital Growth Fund, Class I	52,314	570,750
Van Kampen Core Equity Fund, Class I	56,366	396,250
Van Kampen Emerging Markets Fund, Class I	12,038	167,205
Van Kampen Growth and Income Fund, Class I	40,159	691,134
Van Kampen High Yield Fund, Class I	16,539	153,319
Van Kampen International Growth Fund, Class I	38,925	620,849
Van Kampen Mid Cap Growth Fund, Class I	9,935	227,110

		3,655,081

Unaffiliated Funds 75.0%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	37,247	3,969,413
Russell Emerging Markets Fund, Class Y	52,030	906,888
Russell International Developed Markets Fund, Class Y (a)	71,962	2,182,599
Russell Strategic Bond Fund, Class Y	382,869	3,970,353
Russell U.S. Core Equity Fund, Class Y	109,711	2,623,183
Russell U.S. Small & Mid Cap Fund, Class Y	105,797	1,790,092

		15,442,528

Total Long-Term Investments 92.8% (Cost $17,754,187)		19,097,609

Repurchase Agreements 6.1%
Banc of America Securities ($471,541 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $471,543)		471,541
JPMorgan Chase & Co. ($771,663 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $771,666)		771,663

1

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,796 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $2,796)	$2,796

Total Repurchase Agreements 6.1% (Cost $1,246,000)	1,246,000

Total Investments 98.9% (Cost $19,000,187)	20,343,609

Other Assets in Excess of Liabilities 1.1%	235,456

Net Assets 100.0%	$20,579,065

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$3,655,081	$—	$—	$3,655,081
Unaffiliated Funds	15,442,528	—	—	15,442,528
Repurchase Agreements	—	1,246,000	—	1,246,000

Total Investments in an Asset Position	$19,097,609	$1,246,000	$—	$20,343,609

3

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value
Investment Companies 94.0%
Affiliated Funds 21.7%
Van Kampen American Value Fund, Class I	34,510	$742,311
Van Kampen Capital Growth Fund, Class I	46,651	508,963
Van Kampen Core Equity Fund, Class I	50,292	353,550
Van Kampen Emerging Markets Fund, Class I	10,370	144,038
Van Kampen Growth and Income Fund, Class I	35,998	619,521
Van Kampen High Yield Fund, Class I	27,761	257,343
Van Kampen International Growth Fund, Class I	34,896	556,598
Van Kampen Mid Cap Growth Fund, Class I	8,855	202,426

		3,384,750

Unaffiliated Funds 72.3%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	21,987	2,343,155
Russell Emerging Markets Fund, Class Y	45,888	799,832
Russell International Developed Markets Fund, Class Y (a)	63,475	1,925,198
Russell Strategic Bond Fund, Class Y	226,040	2,344,031
Russell U.S. Core Equity Fund, Class Y	96,788	2,314,201
Russell U.S. Small & Mid Cap Fund, Class Y	93,349	1,579,472

		11,305,889

Total Long-Term Investments 94.0% (Cost $13,466,157)		14,690,639

Repurchase Agreements 7.7%
Banc of America Securities ($457,539 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $457,541)		457,539
JPMorgan Chase & Co. ($748,748 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $748,752)		748,748

1

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value
Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,713 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $2,713)	$2,713

Total Repurchase Agreements 7.7% (Cost $1,209,000)	1,209,000

Total Investments 101.7% (Cost $14,675,157)	15,899,639

Liabilities in Excess of Other Assets (1.7%)	(272,221)

Net Assets 100.0%	$15,627,418

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

2

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total
Investments in an Asset Position
Investment Companies
Affiliated Funds	$3,384,750	$—	$—	$3,384,750
Unaffiliated Funds	11,305,889	—	—	11,305,889
Repurchase Agreements	—	1,209,000	—	1,209,000

Total Investments in an Asset Position	$14,690,639	$1,209,000	$—	$15,899,639

3

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 93.6%
Affiliated Funds 24.8%
Van Kampen American Value Fund, Class I	30,213	$649,890
Van Kampen Capital Growth Fund, Class I	40,044	436,877
Van Kampen Core Equity Fund, Class I	42,894	301,545
Van Kampen Emerging Markets Fund, Class I	8,931	124,050
Van Kampen Growth and Income Fund, Class I	31,502	542,149
Van Kampen High Yield Fund, Class I	28,337	262,688
Van Kampen International Growth Fund, Class I	30,550	487,280
Van Kampen Mid Cap Growth Fund, Class I	7,594	173,608

		2,978,087

Unaffiliated Funds 68.8%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	11,693	1,246,123
Russell Emerging Markets Fund, Class Y	40,179	700,325
Russell International Developed Markets Fund Class Y (a)	55,570	1,685,452
Russell Strategic Bond Fund, Class Y	120,198	1,246,455
Russell U.S. Core Equity Fund, Class Y	84,732	2,025,937
Russell U.S. Small & Mid Cap Fund, Class Y	81,716	1,382,628

		8,286,920

Total Long-Term Investments 93.6% (Cost $10,281,788)		11,265,007

Repurchase Agreements 5.9%
Banc of America Securities ($269,452 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $269,453)		269,452
JPMorgan Chase & Co. ($440,950 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $440,952)		440,950

1

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,598 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $1,598)	$1,598

Total Repurchase Agreements 5.9% (Cost $712,000)	712,000

Total Investments 99.5% (Cost $10,993,788)	11,977,007

Other Assets in Excess of Liabilities 0.5%	63,294

Net Assets 100.0%	$12,040,301

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ November 30, 2009 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$2,978,087	$—	$—	$2,978,087
Unaffiliated Funds	8,286,920	—	—	8,286,920

Repurchase Agreements	—	712,000	—	712,000

Total Investments in an Asset Position	$11,265,007	$712,000	$—	$11,977,007

3

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 94.6%
Affiliated Funds 27.9%
Van Kampen American Value Fund, Class I	21,183	$455,640
Van Kampen Capital Growth Fund, Class I	28,225	307,933
Van Kampen Core Equity Fund, Class I	30,513	214,505
Van Kampen Emerging Markets Fund, Class I	5,867	81,492
Van Kampen Growth and Income Fund, Class I	21,782	374,872
Van Kampen High Yield Fund, Class I	16,673	154,560
Van Kampen International Growth Fund, Class I	21,406	341,426
Van Kampen Mid Cap Growth Fund, Class I	5,370	122,754

		2,053,182

Unaffiliated Funds 66.7%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4,131	440,241
Russell Emerging Markets Fund, Class Y	25,963	452,542
Russell International Developed Markets Fund, Class Y (a)	38,953	1,181,442
Russell Strategic Bond Fund, Class Y	42,461	440,319
Russell U.S. Core Equity Fund, Class Y	59,390	1,420,013
Russell U.S. Small & Mid Cap Fund, Class Y	57,283	969,224

		4,903,781

Total Long-Term Investments 94.6% (Cost $6,322,421)		6,956,963

Repurchase Agreements 6.7%
Banc of America Securities ($186,194 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $186,195)		186,194
JPMorgan Chase & Co. ($304,702 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $304,703)		304,702

1

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,104 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $1,104)	$1,104

Total Repurchase Agreements 6.7% (Cost $492,000)	492,000

Total Investments 101.3% (Cost $6,814,421)	7,448,963

Liabilities in Excess of Other Assets (1.3%)	(96,531)

Net Assets 100.0%	$7,352,432

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total
Investments in an Asset Position:
Investment Companies
Affiliated Funds	$2,053,182	$—	$—	$2,053,182
Unaffiliated Funds	4,903,781	—	—	4,903,781
Repurchase Agreements	—	492,000	—	492,000

Total Investments in an Asset Position	$6,956,963	$492,000	$—	$7,448,963

3

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 94.0%
Affiliated Funds 28.0%
Van Kampen American Value Fund, Class I	18,531	$398,591
Van Kampen Capital Growth Fund, Class I	25,036	273,142
Van Kampen Core Equity Fund, Class I	26,993	189,758
Van Kampen Emerging Markets Fund, Class I	5,424	75,337
Van Kampen Growth and Income Fund, Class I	19,321	332,514
Van Kampen High Yield Fund, Class I	15,692	145,469
Van Kampen International Growth Fund, Class I	18,730	298,739
Van Kampen Mid Cap Growth Fund, Class I	4,552	104,056

		1,817,606

Unaffiliated Funds 66.0%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,538	377,045
Russell Emerging Markets Fund, Class Y	23,724	413,507
Russell International Developed Markets Fund, Class Y (a)	34,080	1,033,653
Russell Strategic Bond Fund, Class Y	36,362	377,078
Russell U.S. Core Equity Fund, Class Y	51,958	1,242,318
Russell U.S. Small & Mid Cap Fund, Class Y	50,114	847,933

		4,291,534

Total Long-Term Investments 94.0% (Cost $5,728,136)		6,109,140

Repurchase Agreements 8.0%
Banc of America Securities ($198,304 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $198,305)		198,304
JPMorgan Chase & Co. ($324,520 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $324,521)		324,520
State Street Bank & Trust Co. ($1,176 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $1,176)		1,176

Total Repurchase Agreements 8.0% (Cost $524,000)		524,000

Total Investments 102.0% (Cost $6,252,136)		6,633,140

Liabilities in Excess of Other Assets (2.0%)		(133,002)

Net Assets 100.0%		$6,500,138

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk,                  etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Investment Companies
Affiliated Funds	$1,817,606	$—	$—	$1,817,606
Unaffiliated Funds	4,291,534	—	—	4,291,534
Repurchase Agreements	—	524,000	—	524,000

Total Investments in an Asset Position	$6,109,140	$524,000	$—	$6,633,140

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value
Investment Companies 95.3%
Affiliated Funds 28.6%
Van Kampen American Value Fund, Class I	8,096	$174,154
Van Kampen Capital Growth Fund, Class I	10,808	117,921
Van Kampen Core Equity Fund, Class I	11,799	82,946
Van Kampen Emerging Markets Fund, Class I	2,488	34,563
Van Kampen Growth and Income Fund, Class I	8,445	145,334
Van Kampen High Yield Fund, Class I	7,577	70,243
Van Kampen International Growth Fund, Class I	8,187	130,580
Van Kampen Mid Cap Growth Fund, Class I	2,039	46,602

		802,343

Unaffiliated Funds 66.7%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,515	161,454
Russell Emerging Markets Fund, Class Y	10,767	187,663
Russell International Developed Markets Fund, Class Y (a)	14,892	451,664
Russell Strategic Bond Fund, Class Y	15,543	161,178
Russell U.S. Core Equity Fund, Class Y	22,704	542,848
Russell U.S. Small & Mid Cap Fund, Class Y	21,897	370,504

		1,875,311

Total Long-Term Investments 95.3%
(Cost $2,416,412)		2,677,654

Repurchase Agreements 6.6%
Banc of America Securities ($70,391 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $70,391)		70,391
JPMorgan Chase & Co. ($115,192 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $115,193)		115,192

1

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($417 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $417)	$417

Total Repurchase Agreements 6.6%
(Cost $186,000)	186,000

Total Investments 101.9%
(Cost $2,602,412)	2,863,654

Liabilities in Excess of Other Assets (1.9%)	(52,799)

Net Assets 100.0%	$2,810,855

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

2

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$802,343	$—	$—	$802,343
Unaffiliated Funds	1,875,311	—	—	1,875,311

Repurchase Agreements	—	186,000	—	186,000

Total Investments in an Asset Position	$2,677,654	$186,000	$—	$2,863,654

3

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 93.9%
Affiliated Funds 29.4%
Van Kampen American Value Fund, Class I	8,102	$174,263
Van Kampen Capital Growth Fund, Class I	10,433	113,827
Van Kampen Core Equity Fund, Class I	11,243	79,036
Van Kampen Emerging Markets Fund, Class I	2,392	33,231
Van Kampen Growth and Income Fund, Class I	7,986	137,433
Van Kampen High Yield Fund, Class I	8,133	75,393
Van Kampen International Growth Fund, Class I	7,968	127,085
Van Kampen Mid Cap Growth Fund, Class I	2,059	47,078

		787,346

Unaffiliated Funds 64.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,042	111,046
Russell Emerging Markets Fund, Class Y	10,262	178,866
Russell International Developed Markets Fund, Class Y (a)	14,533	440,771
Russell Strategic Bond Fund, Class Y	10,628	110,213
Russell U.S. Core Equity Fund, Class Y	21,547	515,182
Russell U.S. Small & Mid Cap Fund, Class Y	22,008	372,372

		1,728,450

Total Long-Term Investments 93.9% (Cost $2,251,730)		2,515,796

Repurchase Agreements 5.3%
Banc of America Securities ($53,739 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $53,739)		53,739
JPMorgan Chase & Co. ($87,942 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $87,943)		87,942

1

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($319 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $319)	$319

Total Repurchase Agreements 5.3% (Cost $142,000)	142,000

Total Investments 99.2% (Cost $2,393,730)	2,657,796

Other Assets in Excess of Liabilities 0.8%	20,264

Net Assets 100.0%	$2,678,060

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

2

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Investment Companies
Affiliated Funds	$787,346	$—	$—	$787,346
Unaffiliated Funds	1,728,450	—	—	1,728,450

Repurchase Agreements	—	142,000	—	142,000

Total Investments in an Asset Position	$2,515,796	$142,000	$—	$2,657,796

3

Van Kampen In Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

	Number of
Description	Shares	Value
Investment Companies 93.6%
Affiliated Funds 8.1%
Van Kampen American Value Fund, Class I	12,590	$270,814
Van Kampen Capital Growth Fund, Class I	20,980	228,895
Van Kampen Core Equity Fund, Class I	21,575	151,674
Van Kampen Emerging Markets Fund, Class I	4,243	58,936
Van Kampen Growth and Income Fund, Class I	16,536	284,576
Van Kampen High Yield Fund, Class I	981	9,091
Van Kampen International Growth Fund, Class I	15,066	240,303
Van Kampen Mid Cap Growth Fund, Class I	2,948	67,381

		1,311,670

Unaffiliated Funds 85.5%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	51,529	5,491,445
Russell Emerging Markets Fund, Class Y	19,156	333,897
Russell International Developed Markets Fund, Class Y (a)	29,044	880,919
Russell Strategic Bond Fund, Class Y	529,671	5,492,689
Russell U.S. Core Equity Fund, Class Y	44,475	1,063,387
Russell U.S. Small & Mid Cap Fund, Class Y	34,047	576,079

		13,838,416

Total Long-Term Investments 93.6%
(Cost $14,359,803)		15,150,086

Repurchase Agreements 6.4%
Banc of America Securities ($393,203 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $393,205)		393,203
JPMorgan Chase & Co. ($643,465 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $643,468)		643,465

Van Kampen In Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,332 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $2,332)	$2,332

Total Repurchase Agreements 6.4%
(Cost $1,039,000)	1,039,000

Total Investments 100.0%
(Cost $15,398,803)	16,189,086

Liabilities in Excess of Other Assets 0.0%	(5,591)

Net Assets 100.0%	$16,183,495

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.
Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen In Retirement Strategy Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited) continued
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in Asset Position:
Investment Companies
Affiliated Funds	$1,311,670	$—	$—	$1,311,670
Unaffiliated Funds	13,838,416	—	—	13,838,416
Repurchase Agreements	—	1,039,000	—	1,039,000

Total Investments in Asset Position	$15,150,086	$1,039,000	$—	$16,189,086

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Retirement Strategy Trust
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: January 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: January 21, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date: January 21, 2010